Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue
The following table presents
non-interest
income, segregated by revenue streams
in-scope
and
out-of-scope
of ASC Topic 606, for the years ended December 31, 2025, 2024, and 2023.

	For the Years Ended December 31,
	2025	2024	2023
	(In thousands)
Non-interest income
In-scope of Topic 606:
Demand deposit account fees	$8,054	$6,507	$5,145
Title insurance fees	3,034	2,505	2,400
Insurance agency income	580	269	188
Other non-interest income	6,409	5,962	7,991

Total in-scope non-interest income	18,077	15,243	15,724
Total out-of-scope non-interest income	18,992	(13,349)	11,655

Total non-interest income	$37,069	$1,894	$27,379

Northfield Bancorp, Inc. [Member]
Disaggregation of Revenue [Line Items]
Summary of Non-Interest Income
The following table summarizes
non-interest
income for the periods indicated (in thousands):

	December 31,
	2025	2024	2023
Fees and service charges for customer services:
Service charges	$4,266	$3,730	$3,085
ATM and card interchange fees	1,804	1,856	1,932
Investment fees	800	844	462

Total fees and service charges for customer services	6,870	6,430	5,479

Income on bank-owned life insurance (1)	7,069	4,216	3,631
Losses on available-for-sale debt securities, net (1)	—	(6)	(17)
Gains on trading securities, net (1)	1,694	1,665	1,721
Gains on sale of loans (1)	—	51	134
Gains on sale of property (1)	—	3,402	—
Other (1)	1,317	1,064	948

Total non-interest income	$16,950	$16,822	$11,896

(1)	Not within the scope of Topic 606